UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22911

Reality Shares ETF Trust

(Exact name of registrant as specified in charter)

402 West Broadway, Suite 2800

San Diego, CA 92101

(Address of principal executive offices) (Zip code)

Eric R. Ervin

c/o Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, CA 92101

(Name and address of agent for service)

Registrant's telephone number, including area code:  (619) 487-1445

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

Reality Shares DIVS ETF

January 31, 2016 (unaudited)

	Shares	Value
Money Market — 99.9%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.37%(a) (Cost $38,669,763)	38,669,763	$38,669,763

Total Investments — 99.9% (Cost $38,669,763)		38,669,763

Other Assets in Excess of Liabilities — 0.1%		25,221

Net Assets — 100.0%		$38,694,984

(a)	Rate shown reflects the 7-day yield at January 31, 2016.

Dividend swap baskets outstanding at January 31, 2016:

		Notional	Unrealized
	Expiration	Amount	Appreciation
Underlying Index	Date	Long (Short)	(Depreciation)
S&P 500	12/31/2016	$(7,899,050)	$(10,050)
S&P 500	12/31/2017	(15,676,750)	(325,750)
S&P 500	12/31/2018	(16,278,800)	(629,100)
			$(964,900)

Cash was pledged to the broker for swap positions in the amount of $1,030,000.

BNP Paribas acts as counterparty to the dividend swap baskets listed above. The Fund will either pay the actual aggregate dividend value and receive the expected dividend value (long), or pay the expected dividend value and receive the actual aggregate dividend value (short).

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Valuation Inputs

Assets

Money Market Fund	$38,669,763	$—	$—	$38,669,763
Total Assets	$38,669,763	$—	$—	$38,669,763

Liabilities
Other Financial Instruments*	$—	$(964,900)	$—	$(964,900)
Total Liabilities	$—	$(964,900)	$—	$(964,900)
Total	$38,669,763	$(964,900)	$—	$37,704,863

*	Other financial instruments include dividend swap baskets. Dividend swap baskets are presented at net unrealized appreciation (depreciation).

During the period ended January 31, 2016, there were no transfers between Level 1 and Level 2. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended January 31, 2016.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Reality Shares DIVCON Leaders Dividend ETF

January 31, 2016 (unaudited)

	Shares	Value
Common Stocks — 99.7%

Air Freight & Logistics— 6.4%
C.H. Robinson Worldwide, Inc.	1,789	$115,874
Expeditors International of Washington, Inc.	2,421	109,236
		225,110
Airlines— 2.4%
Southwest Airlines Co.	2,241	84,306

Beverages— 2.9%
Brown-Forman Corp.,Class B	1,059	103,613

Chemicals— 3.0%
Sherwin-Williams Co. (The)	408	104,313

Commercial Services & Supplies— 3.3%
Waste Management, Inc.	2,204	116,702

Diversified Financial Services— 2.8%
FactSet Research Systems, Inc.	662	99,763

Electrical Equipment— 5.7%
AMETEK, Inc.	2,018	94,947
Emerson Electric Co.	2,260	103,915
		198,862
Food & Staples Retailing— 3.0%
Walgreens Boots Alliance, Inc.	1,331	106,107

Food Products— 3.3%
Tyson Foods, Inc.,Class A	2,179	116,271

Health Care Equipment & Supplies— 3.5%
Stryker Corp.	1,238	122,748

Health Care Providers & Services— 2.8%
McKesson Corp.	613	98,681

Hotels Restaurants & Leisure— 6.1%
Marriott International, Inc.,Class A	1,573	96,393
Starbucks Corp.	1,932	117,408
		213,801
IT Services— 3.1%
Visa, Inc., Class A	1,467	109,277

Machinery— 2.7%
Wabtec Corp.	1,467	93,815

Media— 6.0%
Thomson Reuters Corp.	2,830	105,842
Twenty-First Century Fox, Inc., Class A	3,938	106,208
		212,050
Oil, Gas & Consumable Fuels— 3.1%
Valero Energy Corp.	1,622	110,085

Personal Products— 3.2%
Estee Lauder Cos., Inc. (The), Class A	1,325	112,956

Pharmaceuticals— 3.0%
Merck & Co., Inc.	2,062	104,482

Professional Services— 3.1%
Equifax, Inc.	1,028	108,762

Real Estate Management & Development— 2.7%
Jones Lang LaSalle, Inc.	675	94,986

Semiconductors & Semiconductor— 6.0%
Linear Technology Corp.	2,421	103,449
Texas Instruments, Inc.	2,000	105,860
		209,309
Specialty Retail— 15.2%
Home Depot, Inc. (The)	836	105,135
Lowe's Cos., Inc.	1,455	104,265
Tiffany & Co.	1,498	95,632
TJX Cos., Inc. (The)	1,597	113,770
Tractor Supply Co.	1,312	115,863
		534,665
Textiles, Apparel & Luxury Goods— 3.2%
NIKE, Inc., Class B	1,795	111,308

Trading Companies & Distributors— 3.2%
Fastenal Co.	2,768	112,270

Total Common Stocks (Cost $3,556,480)		3,504,242

Money Markets — 0.2%
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.34%(a) (Cost $8,658)	8,658	8,658

Total Investments — 99.9% (Cost $3,565,138)		3,512,900
Other Assets in Excess of Liabilities — 0.1%		2,215
Net Assets — 100.0%		$3,515,115

(a)	Rate shown reflects the 7-day yield at January 31, 2016.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Valuation Inputs

Assets

Common Stocks*	$3,504,242	$—	$—	$3,504,242
Money Market Fund	8,658	—	—	8,658
Total Assets	$3,512,900	$—	$—	$3,512,900

*	See the Schedule of Investment for breakout by security category.

During the period ended January 31, 2016, there were no transfers between Level 1 and Level 2. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended January 31, 2016.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Reality Shares DIVCON Dividend Defender ETF

January 31, 2016 (unaudited)

	Shares	Value
Common Stocks — 72.5%

Air Freight & Logistics— 4.7%
C.H. Robinson Worldwide, Inc.	875	$56,674
Expeditors International of Washington, Inc.	1,184	53,422
		110,096
Airlines— 1.7%
Southwest Airlines Co.	1,094	41,156

Beverages— 2.1%
Brown-Forman Corp., Class B	516	50,486

Chemicals— 2.2%
Sherwin-Williams Co. (The)	202	51,645

Commercial Services & Supplies— 2.4%
Waste Management, Inc.	1,077	57,027

Diversified Financial Services— 2.1%
FactSet Research Systems, Inc.	326	49,128

Electrical Equipment— 4.1%
AMETEK, Inc.	986	46,391
Emerson Electric Co.	1,102	50,670
		97,061
Food & Staples Retailing— 2.2%
Walgreens Boots Alliance, Inc.	652	51,977

Food Products— 2.4%
Tyson Foods, Inc., Class A	1,065	56,828

Health Care Equipment & Supplies— 2.5%
Stryker Corp.	602	59,688

Health Care Providers & Services— 2.0%
McKesson Corp.	297	47,811

Hotels Restaurants & Leisure— 4.4%
Marriott International, Inc., Class A	767	47,002
Starbucks Corp.	945	57,428
		104,430
IT Services— 2.3%
Visa, Inc., Class A	714	53,186

Machinery— 1.9%
Wabtec Corp.	718	45,916

Media— 4.4%
Thomson Reuters Corp.	1,383	51,724
Twenty-First Century Fox, Inc., Class A	1,923	51,864
		103,588
Oil, Gas & Consumable Fuels— 2.3%
Valero Energy Corp.	792	53,753

Personal Products— 2.3%
Estee Lauder Cos., Inc. (The), Class A	648	55,242

Pharmaceuticals— 2.2%
Merck & Co., Inc.	1,007	51,025

Professional Services— 2.3%
Equifax, Inc.	503	53,217

Real Estate Management & Development— 2.0%
Jones Lang LaSalle, Inc.	330	46,438

Semiconductors & Semiconductor— 4.3%
Linear Technology Corp.	1,184	50,592
Texas Instruments, Inc.	974	51,554
		102,146
Specialty Retail— 11.1%
Home Depot, Inc. (The)	408	51,310
Lowe's Cos., Inc.	710	50,879
Tiffany & Co.	730	46,603
TJX Cos., Inc. (The)	780	55,567
Tractor Supply Co.	644	56,872
		261,231
Textiles, Apparel & Luxury Goods— 2.3%
NIKE, Inc., Class B	875	54,259

Trading Companies & Distributors— 2.3%
Fastenal Co.	1,354	54,918

Total Common Stocks (Cost $1,655,729)		1,712,252

Money Markets — 29.6%
Morgan Stanley Institutional Liquidity Funds Prime Portfolio, Institutional Shares, 0.35%(a) (Cost $699,451)	699,451	699,451

Total Investments Before Securities Sold, Not Yet Purchased (Cost $2,355,180)		2,411,703

Common Stocks — (24.5)%

Diversified Telecommunication— (2.0)%
CenturyLink, Inc.	(1,876)	(47,688)

Electric Utilities— (9.3)%
Entergy Corp.	(748)	(52,794)
Exelon Corp.	(1,864)	(55,118)
FirstEnergy Corp.	(3,344)	(110,553)
		(218,465)
Gas Utilities— (2.1)%
AGL Resources, Inc.	(792)	(50,340)

Metals & Mining— (5.8)%
Freeport-McMoRan, Inc.	(6,288)	(28,925)
Newmont Mining Corp.	(5,416)	(108,103)
		(137,028)
Oil, Gas & Consumable Fuels— (5.3)%
EQT Corp.	(892)	(55,072)
Marathon Oil Corp.	(2,976)	(28,956)
Pioneer Natural Resources Co.	(340)	(42,143)
		(126,171)
Total Securities Sold, Not Yet Purchased
[Proceeds $(529,001)]		(579,692)

Total Investments — 77.6% (Cost $1,826,179)		1,832,011
Other Assets in Excess of Liabilities — 22.4%		530,011
Net Assets — 100.0%		$2,362,022

(a)	Rate shown reflects the 7-day yield at January 31, 2016.

Cash of $528,970 has been segregated to cover margin requirement for open short sales as of January 31, 2016.

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Valuation Inputs

Assets

Common Stocks*	$1,712,252	$—	$—	$1,712,252
Money Market Fund	699,451	—	—	699,451

Total Assets	$2,411,703	$—	$—	$2,411,703

Liabilities
Common Stocks*	$(579,692)	$—	$—	$(579,692)
Total Liabilities	$(579,692)	$—	$—	$(579,692)

Total	$1,832,011	$—	$—	$1,832,011

*	See the Schedule of Investments for breakout by security category.

During the period ended January 31, 2016, there were no transfers between Level 1 and Level 2. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended January 31, 2016.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Reality Shares DIVCON Dividend Guard ETF

January 31, 2016 (unaudited)

	Shares	Value
Common Stocks — 46.8%

Air Freight & Logistics— 3.0%
C.H. Robinson Worldwide, Inc.	553	$35,818
Expeditors International of Washington, Inc.	747	33,705
		69,523
Airlines— 1.1%
Southwest Airlines Co.	693	26,071

Beverages— 1.4%
Brown-Forman Corp., Class B	326	31,896

Chemicals— 1.4%
Sherwin-Williams Co. (The)	127	32,470

Commercial Services & Supplies— 1.6%
Waste Management, Inc.	681	36,059

Diversified Financial Services— 1.3%
FactSet Research Systems, Inc.	206	31,044

Electrical Equipment— 2.7%
AMETEK, Inc.	623	29,312
Emerson Electric Co.	697	32,048
		61,360
Food & Staples Retailing— 1.4%
Walgreens Boots Alliance, Inc.	412	32,845

Food Products— 1.6%
Tyson Foods, Inc., Class A	672	35,858

Health Care Equipment & Supplies— 1.6%
Stryker Corp.	379	37,578

Health Care Providers & Services— 1.3%
McKesson Corp.	189	30,425

Hotels Restaurants & Leisure— 2.9%
Marriott International, Inc., Class A	483	29,598
Starbucks Corp.	598	36,340
		65,938
IT Services— 1.5%
Visa, Inc., Class A	454	33,818

Machinery— 1.3%
Wabtec Corp.	454	29,033

Media— 2.8%
Thomson Reuters Corp.	875	32,725
Twenty-First Century Fox, Inc., Class A	1,217	32,823
		65,548
Oil, Gas & Consumable Fuels— 1.5%
Valero Energy Corp.	499	33,867

Personal Products— 1.4%
Estee Lauder Cos., Inc. (The), Class A	408	34,782

Pharmaceuticals— 1.4%
Merck & Co., Inc.	635	32,175

Professional Services— 1.4%
Equifax, Inc.	317	33,539

Real Estate Management & Development— 1.3%
Jones Lang LaSalle, Inc.	206	28,988

Semiconductors & Semiconductor— 2.8%
Linear Technology Corp.	747	31,919
Texas Instruments, Inc.	615	32,552
		64,471
Specialty Retail— 7.1%
Home Depot, Inc. (The)	255	32,069
Lowe's Cos., Inc.	449	32,175
Tiffany & Co.	462	29,494
TJX Cos., Inc. (The)	495	35,264
Tractor Supply Co.	404	35,677
		164,679
Textiles, Apparel & Luxury Goods— 1.5%
NIKE, Inc., Class B	553	34,292

Trading Companies & Distributors— 1.5%
Fastenal Co.	854	34,638

Total Common Stocks (Cost $1,045,210)		1,080,897

Money Markets — 46.5%
Fidelity Institutional Prime Money Market Portfolio, Class I, 0.35%(a)	1,000,527	1,000,527
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.37%(a)	75,000	75,000
(Cost $1,075,527)		1,075,527

Total Investments Before Securities Sold, Not Yet Purchased (Cost $2,120,737)		2,156,424

Common Stocks — (47.6)%

Diversified Telecommunication— (3.9)%
CenturyLink, Inc.	(3,564)	(90,597)

Electric Utilities— (17.9)%
Entergy Corp.	(1,416)	(99,941)
Exelon Corp.	(3,540)	(104,678)
FirstEnergy Corp.	(6,352)	(209,997)
		(414,616)
Gas Utilities— (4.1)%
AGL Resources, Inc.	(1,504)	(95,594)

Metals & Mining— (11.3)%
Freeport-McMoRan, Inc.	(11,944)	(54,942)
Newmont Mining Corp.	(10,288)	(205,348)
		(260,290)
Oil, Gas & Consumable Fuels— (10.4)%
EQT Corp.	(1,692)	(104,464)
Marathon Oil Corp.	(5,656)	(55,033)
Pioneer Natural Resources Co.	(644)	(79,824)
		(239,321)
Total Securities Sold, Not Yet Purchased [Proceeds $(1,004,180)]		(1,100,418)

Total Investments — 45.7% (Cost $1,116,557)		1,056,006
Other Assets in Excess of Liabilities — 54.3%		1,255,417
Net Assets — 100.0%		$2,311,423

(a)	Rate shown reflects the 7-day yield at January 31, 2016.

Cash of $1,004,122 has been segregated to cover margin requirement for open short sales as of January 31, 2016.

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Valuation Inputs

Assets

Common Stocks*	$1,080,897	$—	$—	$1,080,897
Money Market Fund	1,075,527	—	—	1,075,527

Total Assets	$2,156,424	$—	$—	$2,156,424

Liabilities
Common Stocks*	$(1,100,418)	$—	$—	$(1,100,418)
Total Liabilities	$(1,100,418)	$—	$—	$(1,100,418)
Total	$1,056,006	$—	$—	$1,056,006

*	See the Schedule of Investments for breakout by security category.

During the period ended January 31, 2016, there were no transfers between Level 1 and Level 2. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended January 31, 2016.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

January 31, 2016 (unaudited)

SECURITIES VALUATION

Investment Valuation: The Net Asset Value (“NAV”) per share is computed as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), ordinarily 4:00 p.m. Eastern time, on each day during which the NYSE is open for trading. For purposes of calculating NAV, portfolio investments generally are valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange or a major market-maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, or a major market-maker (or dealer) or (iii) based on amortized cost, which typically approximates fair market value, if it can reasonably be concluded at the time of each such valuation that the amortized cost value of the security is approximately the same as the security’s value determined in accordance with market-based factors.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Investments in open-end mutual funds, including Money Market Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Non-exchange-traded swap transactions are normally valued on the basis of quotations or equivalent indication of value supplied by an independent pricing service or major market-makers or dealers. The Funds may use various third-party pricing services, or discontinue the use of any third-party pricing service, as determined by the Board of Trustees from time to time.

The Reality Shares ETF Trust (the “Trust”) values its investments at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the values available are unreliable. Under supervision of the Board of Trustees, the Adviser formed a Fair Value Pricing Committee (the “Committee”) to perform certain functions as they relate to the administration and oversight of the Trust’s valuation procedures. Under these procedures, the Committee convenes on a regular and ad-hoc basis to review pricing of such securities and instruments, and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Trust’s investments will be fair valued in accordance with its pricing policy and procedures. Securities that are valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Valuation Measurement: The Financial Accounting Standards Board established a framework for measuring fair value in accordance with GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of a fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

FEDERAL INCOME TAX

Each Fund is treated as a separate entity for federal income tax purposes and intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Funds on the applicable record date, at least annually. Net realized capital gains, if any, will be distributed by the Funds at least annually. The amount of dividends distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from GAAP.

Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in any of the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

At January 31, 2016, the cost of investments on a tax basis was as follows:

	Cost	Gross Unrealized Appreciation		Gross Unrealized (Depreciation)		Net Unrealized Appreciation (Depreciation)

Reality Shares DIVS ETF	$38,669,763	$	―	$	―	$	―
Reality Shares DIVCON Leaders Dividend ETF	3,565,138		40,119		(92,357)		(52,238)
Reality Shares DIVCON Dividend Defender ETF	1,826,179		61,952		(56,120)		5,832
Reality Shares DIVCON Dividend Guard ETF	1,116,557		39,126		(99,677)		(60,551)

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals and nontaxable distributions from regulated investment companies.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reality Shares ETF Trust

By (Signature and Title)* /s/ Eric R. Ervin

Eric R. Ervin, President

(principal executive officer)

Date  March 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric R. Ervin

Eric R. Ervin, President

(principal executive officer)

Date  March 21, 2016

By (Signature and Title)* /s/ Tom Trivella

Tom Trivella, Treasurer

(principal financial officer)

Date  March 21, 2016

* Print the name and title of each signing officer under his or her signature.